PROPERTY, PLANT AND EQUIPMENT (Schedule of Capitalized Leasing Rights of Land from Israel Land Administration) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Under finance lease	$ 992	$ 1,004